SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal
Total current taxes
Deferred tax provision (benefit)
Income tax provision (benefit)